Pension Plans and Other Postretirement Benefits (Notes)	12 Months Ended
Dec. 31, 2012
Pension [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
Pension and Postretirement Benefits
Domestic Pension Plans
The Company's U.S. defined benefit plan provides benefits to substantially all U.S. employees based on the greater of a formula recognizing career earnings or a formula recognizing length of service and final average earnings. Certain benefit provisions are subject to collective bargaining with U.S. labor unions. In June 2012, the Company announced that benefits under the U.S. defined benefit plan would be frozen effective as of August 31, 2012 for all U.S. salaried exempt employees.
Eligible U.S. employees may also participate in the Company's defined contribution plan. Under this plan, eligible employees may invest a portion of their earnings, with the Company matching up to a maximum of 4% of the employees' annual earnings or nine thousand eight hundred dollars, in various program funds. Effective September 1, 2012, the Company enhanced its defined contribution plan by providing a Company match up to 5% of the eligible compensation for salaried exempt employees. The Company also instituted an annual retirement contribution, which is a contribution that will be deposited in the accounts of salaried exempt employees each year based on years of service. Lastly, the Company also instituted an achievement match, which is a contribution that will be deposited into the accounts of salaried exempt each year if global targets are achieved. The Company recognized expense of $6, $6 and $4 during 2012, 2011 and 2010, respectively, associated with this plan.
Foreign Pension Plans
Outside the U.S., the Company maintains its principal defined benefit pension plans in Germany, Japan and Switzerland (collectively, Foreign or Foreign Pension Plans). The Company maintains additional defined benefit pension plans in various other locations. These additional plans are not significant and are excluded from the disclosures presented below.
The Company's defined benefit pension plans in Germany cover substantially all of its employees. These plans are not funded and benefits are paid from the Company to retirees directly. The benefits are based on years of service and the employee's final pensionable salary, as defined by the plan. The benefits are not vested until the employee retires at a minimum eligible age of 60 years.
The Company's defined benefit pension plan in Japan covers substantially all of its employees. The benefits of the Company's Japanese pension plan are based on years of service and the employee's three highest years of compensation during the last 10 years of employment. The pension plan assets are managed by a variety of Japanese financial institutions.
In Switzerland, the Company's defined benefit plan provides pension, death and disability benefits to substantially all employees. Benefits are based on participants' accumulated account balances plus an annuity conversion factor established by the Swiss government. The pension liability is administered through a collective foundation, together with benefits provided by GE to its employees.
Employees in the United Kingdom participate in GE pension plans along with GE employees. Prior to 2009, employees in the Netherlands also participated in GE pension plans along with GE employees. The Company's pension expense associated with contributions to these multi-employer pension plans was less than $1 for the years ended December 31, 2012, 2011 and 2010, respectively.
Cost of Pension Plans
Net periodic pension cost for the years ended December 31, 2012, 2011 and 2010 includes the following (income) expense components:

	Domestic			Foreign
	Year ended December 31,			Year ended December 31,
	2012	2011	2010	2012	2011	2010
Expected return on plan assets	$(6)	$(5)	$(4)	$(1)	$(1)	$(1)
Service cost for benefits earned	18	19	15	6	7	6
Interest cost on benefit obligation	7	7	5	4	4	3
Prior service benefit	—	(1)	(1)	—	—	—
Net actuarial (gain) loss recognized	1	—	(1)	—	1	—
Curtailment gain	(1)	(6)	—	—	—	—
	$19	$14	$14	$9	$11	$8

The curtailment gain recognized on domestic pension benefits during the years ended December 31, 2012 and 2011 related to the U.S. defined benefit plan freeze previously discussed and the supplementary defined benefit pension plan freeze in 2011.
Actuarial Assumptions
The Company measures and records the expense of its pension plan obligations based on actuarially determined estimates, using a December 31 measurement date. Weighted average assumptions used to determine benefit obligations as of December 31 were as follows:

	Domestic			Foreign
	2012	2011	2010	2012	2011	2010
Discount rate	4.20%	5.02%	5.60%	2.38%	3.00%	2.58%
Compensation increases	3.50%	4.25%	4.38%	2.42%	2.25%	2.06%
Expected return on assets	7.50%	7.50%	8.00%	3.31%	2.72%	2.71%

The Company's defined benefit pension plans in Germany also relied upon assumptions regarding pension benefit increases of 1.75% in 2012, 2011 and 2010. The discount rates at December 31 are used to measure the year-end benefit obligations and the earnings effects for the subsequent year. The Company determines its assumption for the discount rates based on an index of high-quality corporate bond yields and matched-funding yield curve analysis as of the measurement date. To determine the expected long-term rate of return on pension plan assets, the Company considers the current and expected asset allocation, as well as historical and expected returns on various categories of plan assets. The Company applies the expected rate of return to a market-related value of assets, which stabilizes variability in assets to which the expected return is applied. The Company amortizes experience gains and losses and effects of changes in actuarial assumptions and plan provisions over a period no longer than the average future service of employees.
Funding Policy
The funding policy for the various pension plans is to contribute amounts sufficient to meet minimum funding requirements as set forth in employee benefit and tax laws. In 2013, the Company expects to contribute approximately $4 and $3 to the Company's Domestic and Foreign plans, respectively. The Company contributed $13 and $6 to its Domestic and Foreign plans, respectively, in 2012.
Benefit Obligations
Benefit obligations are described in the following tables. Accumulated Benefit Obligation (ABO) and Projected Benefit Obligation (PBO) represent the obligations of a pension plan for past service as of the measurement date. ABO is the present value of benefits earned to date with benefits computed based on current compensation levels. PBO represents ABO increased to reflect expected future compensation.
Projected Benefit Obligation

	Total		Domestic		Foreign
	2012	2011	2012	2011	2012	2011
Balance at January 1	$285	$258	$153	$113	$132	$145
Service cost for benefits earned	24	26	18	19	6	7
Interest cost on benefit obligations	11	11	7	7	4	4
Participant contributions	—	—	—	—	—	—
Plan amendments	—	(4)	—	—	—	(4)
Actuarial loss (gain)	52	4	20	21	32	(17)
Benefits paid	(7)	(7)	(1)	(1)	(6)	(6)
Exchange rate adjustments	(6)	3	—	—	(6)	3
Plan curtailments	(19)	(6)	(19)	(6)	—	—
Balance at December 31	$340	$285	$178	$153	$162	$132

Actuarial gains and losses are principally associated with discount rate changes.
Accumulated Benefit Obligation

	Total		Domestic		Foreign
	2012	2011	2012	2011	2012	2011
Balance at December 31	$314	$241	$161	$118	$153	$123

The following table provides information about the Company's pension plans with accumulated benefit obligations that exceed the fair value of plan assets

	Total		Domestic		Foreign
	2012	2011	2012	2011	2012	2011
Funded plans with assets less than ABO
Plan assets	$125	$103	$91	$70	$34	$33
Accumulated benefit obligations	218	184	140	102	78	82
Projected benefit obligations	242	227	157	137	85	90
Unfunded plans
Accumulated benefit obligations	96	57	21	16	75	41
Projected benefit obligations	98	58	21	16	77	42

Plan Assets
The following table sets forth the components of the change in plan assets for the year ended December 31:

	Total		Domestic		Foreign
	2012	2011	2012	2011	2012	2011
Balance at January 1	$103	$89	$70	$57	$33	$32
Actual gain (loss) on plan assets	12	(1)	9	—	3	(1)
Employer contributions	19	18	13	14	6	4
Participant contributions	—	—	—	—	—	—
Benefits paid	(7)	(4)	(1)	(1)	(6)	(3)
Terminations and other	—	—	—	—	—	—
Exchange rate adjustments	(2)	1	—	—	(2)	1
Balance at December 31	$125	$103	$91	$70	$34	$33

The following table sets forth the percentage of the fair value of total plan assets, by asset category, held as of December 31:

	Domestic		Foreign
	2012	2011	2012	2011
Equity securities	59%	—%	37%	17%
Corporate Bonds	41%	—%	38%	25%
Cash, short-term investments and other	—%	100%	25%	58%
Total	100%	100%	100%	100%

Plan fiduciaries of the various defined benefit plans set the investment policies and strategies for the trusts. Long-term strategic investment objectives include preserving the funded status of the plans, while balancing risk and return. These fiduciaries oversee the investment allocation process, which includes selecting investment managers, commissioning periodic asset-liability studies, setting long-term strategic targets and monitoring asset allocations. Target allocations for the Domestic plans are as follows: 59% in equity securities and 41% in debt securities. Target allocations for the Foreign plans are as follows: 37% in equity securities, 41% in debt securities and 22% in cash, short-term investments and other (primarily insurance contracts). Target allocations are guidelines, not limitations, and occasionally plan fiduciaries will approve allocations above or below a target range.
In December 2011, the plan fiduciaries for the Domestic plans liquidated its investment portfolio, just prior to transferring its plan assets to a new custodian. In early 2012, plan assets were reinvested in accordance with the long-term target asset allocation strategy. Also in December 2011, the plan fiduciaries for the Foreign plans, specifically in Japan, temporarily increased the investments in insurance contracts prior to engaging a new lead underwriter. In early 2012, plan assets were reinvested in accordance with the long-term target asset allocation strategy.

The following table presents plan assets at December 31, 2012 that the Company measures at fair value on a recurring basis, by level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Domestic Assets
Equity securities	$—	$54	$—	$54
Corporate bonds	—	37	—	37
Total assets at fair value	$—	$91	$—	$91
Foreign Assets
Cash and cash equivalents	$1	$—	$—	$1
Equity securities	13	—	—	13
Government bonds	5	—	—	5
Corporate bonds	6	—	—	6
Insurance contracts	—	6	—	6
Other	3	—	—	3
Total assets at fair value	$28	$6	$—	$34

The following table presents plan assets at December 31, 2011 that the Company measures at fair value on a recurring basis, by level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Domestic Assets
Cash and cash equivalents	$70	$—	$—	$70
Total assets at fair value	$70	$—	$—	$70
Foreign Assets
Cash and cash equivalents	$—	$—	$—	$—
Equity securities	5	—	—	5
Government bonds	2	—	—	2
Corporate bonds	7	—	—	7
Insurance contracts	—	17	—	17
Other	2	—	—	2
Total assets at fair value	$16	$17	$—	$33

For Level 1 assets, the Company uses quoted market prices to determine the fair value with the exception of money market investments (included in cash and cash equivalents), which are valued at their net asset value. For Level 2 assets, the Company uses quotes from independent vendors and other relevant information to determine the fair value.

Pension Asset (Liability)
The Company’s recorded assets and liabilities for its principal defined benefit pension plans are as follows:

December 31	Total		Domestic		Foreign
	2012	2011	2012	2011	2012	2011
Funded status:
Fair value of plan assets	$125	$103	$91	$70	$34	$33
Projected benefit obligation	(340)	(285)	(178)	(153)	(162)	(132)
Pension liability recognized	$(215)	$(182)	$(87)	$(83)	$(128)	$(99)
Amounts recorded in deficit (pre-tax)
Prior service benefit	$(5)	$(6)	$(1)	$(2)	$(4)	$(4)
Net actuarial loss	59	31	23	25	36	6
Total	$54	$25	$22	$23	$32	$2

Of the above pension liabilities for the Foreign plans, $1 is included in Accrued expenses and other liabilities in the Consolidated Balance Sheets at December 31, 2012 and 2011.
The following amounts were recognized in Other comprehensive loss during the year ended December 31, 2012:

	Domestic	Foreign
Net actuarial losses arising during the year	$18	$30
Effect of plan curtailment	(18)	—
Amortization of net loss	(1)	—
(Gain) loss recognized in other comprehensive loss	$(1)	$30

The estimated prior service benefit and net actuarial loss that will be amortized from shareholder's deficit in 2013 are approximately $1 and $2, respectively.

Estimated Future Benefit Payments
The expected benefit payments presented below are based on the same assumptions used to measure the Company’s benefit obligation at December 31, 2012, and include estimated future employee service.

	2013	2014	2015	2016	2017	2018-2022
Domestic pension plans	$3	$3	$4	$4	$5	$40
Foreign pension plans	6	6	7	6	8	43
Total	$9	$9	$11	$10	$13	$83

Retiree Health and Life Benefits
In connection with the GE Advanced Materials Acquisition, the Company assumed certain obligations from GE for retiree health and life benefits for the U.S. employees of the Company, based on participation by its employees in plans maintained by GE or its affiliates through January 28, 2007. During 2007, the Company established its health and welfare plan for U.S. employees. The retiree health and life obligations assumed from GE, and those obligations arising from subsequent employee service, are administered under this plan. The Company's U.S. health and welfare plan provides benefits to pay medical expenses, dental expenses, flexible spending accounts for otherwise unreimbursed expenses, short-term disability benefits, and life and accidental death and dismemberment insurance benefits. Retirees share in the cost of healthcare benefits. The Company funds retiree healthcare benefits on a pay-as-you-go basis. The Company uses a December 31 measurement date for this plan.
Net periodic postretirement benefit cost of $9, $7 and $7 for the years ended December 31, 2012, 2011 and 2010, includes service cost for benefits earned of $2, $1 and $1, interest cost on the benefit obligation of $5, $5 and $5 and amortization of prior service cost and net actuarial gain of $2, $1, and $1, respectively.
Changes in the accumulated postretirement benefit obligation were as follows:

	2012	2011
Balance at January 1	$104	$94
Service cost for benefits earned	2	1
Interest cost on benefit obligations	5	5
Actuarial (gain) loss	(17)	5
Benefits paid	(3)	(2)
Employee Contributions	—	—
Plan amendments	—	1
Balance at December 31	$91	$104

$88 and $101 of the accumulated postretirement benefit obligation is recognized as a component of pension liabilities in the December 31, 2012 and 2011 Consolidated Balance Sheets, respectively. $3 of the accumulated postretirement benefit obligation is recognized as a component of accrued expenses and other liabilities in the December 31, 2012 and 2011 Consolidated Balance Sheets.
Amounts recorded in deficit at December 31, 2012 and 2011 include unrecognized prior service cost of $9 and $10 and unrecognized net actuarial (gains) losses of $(6) and $10, respectively. Unrecognized prior service cost principally arises from 2007 plan amendments related to the elimination of caps on health benefit payments for long-service employees. During 2012, amounts recognized in other comprehensive loss included net actuarial gains of $17 and amortization of prior service cost of $1. The net actuarial gains were primarily driven by updates to the assumptions related to plan participation, partially offset by the change in discount rate and demographic and other assumptions. The estimated prior service cost and net actuarial gain that will be amortized from deficit in 2013 are $1 and $0, respectively.
Significant actuarial assumptions used to determine benefit obligations as of December 31, 2012 and 2011, and related earnings effects include discount rates of 4.00% and 4.58%, respectively and an initial healthcare trend rate of 7.5% (gradually declining to 4.5% for 2023 and thereafter). The Company determines its assumption for the discount rates based on an index of high-quality corporate bond yields and matched-funding yield curve analysis as of the measurement date. Increasing or decreasing the healthcare cost trend rates by one percentage point would have changed the December 31, 2012 accumulated postretirement benefit obligation by approximately$6 and $5, respectively, and the December 31, 2011 accumulated postretirement benefit obligation by $10 and $9, respectively. Increasing or decreasing the healthcare cost trend rates by one percentage point would not have a material effect on net periodic postretirement benefit cost for 2012 or 2011.

The expected benefit payments presented below are based on the same assumptions used to measure the Company’s accumulated postretirement benefit obligation at December 31, 2012, and include estimated future employee service.

	2013	2014	2015	2016	2017	2018-2022
Gross	$3	$3	$4	$5	$5	$27
Expected Medicare Part D subsidy	—	—	—	—	—	—
Net	$3	$3	$4	$5	$5	$27